S000021572 [Member] Expense Example, No Redemption - S000021572 [Member]	Aug. 31, 2025 USD ($)
C000121798 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 106
Expense Example, No Redemption, 3 Years	374
Expense Example, No Redemption, 5 Years	662
Expense Example, No Redemption, 10 Years	1,482
C000122684 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	358
Expense Example, No Redemption, 5 Years	635
Expense Example, No Redemption, 10 Years	1,425
C000253721 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	404
Expense Example, No Redemption, 5 Years	714
Expense Example, No Redemption, 10 Years	1,594
C000061809 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	707
Expense Example, No Redemption, 3 Years	1,029
Expense Example, No Redemption, 5 Years	1,372
Expense Example, No Redemption, 10 Years	2,339
C000061810 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	710
Expense Example, No Redemption, 5 Years	1,231
Expense Example, No Redemption, 10 Years	2,473
C000061811 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	404
Expense Example, No Redemption, 5 Years	714
Expense Example, No Redemption, 10 Years	$ 1,594